long-term debt - TELUS Communications Inc. debentures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / NotesSeries	Dec. 31, 2021 CAD ($)
TELUS Communications debentures
Long-term debt	$ 25,037	$ 20,852
9.65% Debentures, Series 5
TELUS Communications debentures
Interest rate on borrowings	9.65%
Issued	April 1992
Maturity	April 2022
Issue price per $1000 increment of debt | $ / NotesSeries	972.00
Principal face amount: Originally issued	$ 150
8.80% Debentures, Series B
TELUS Communications debentures
Interest rate on borrowings	8.80%
Issued	September 1995
Maturity	September 2025
Issue price per $1000 increment of debt | $ / NotesSeries	995.10
Principal face amount: Originally issued	$ 200
Long-term debt	$ 200
Redemption present value spread - Basis points	0.15%
Redemption price percentage	100.00%
8.80% Debentures, Series B | Minimum
TELUS Communications debentures
Redemption of debentures, notice period	30 days